Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Income Taxes
17.	Income Taxes

Income tax expense (benefit) was as follows for the year ended:

	2012	2011	2010
Current income tax provision (benefit):
Federal	$—	$15,947	$4,491
State	—	3,460	550

	—	19,407	5,041

Deferred income tax provision (benefit):
Federal	(19,373)	(13,465)	(4,949)
State	(2,169)	(1,508)	(1,133)

	(21,542)	(14,973)	(6,082)

Total income tax expense (benefit)	$(21,542)	$4,434	$(1,041)

A reconciliation of income tax computed at applicable Federal statutory income tax rates to total income tax expense reported is as follows for the year ended:

	2012	2011	2010
Pretax income from continuing operations	$33,483	$11,956	$10,996

Income taxes computed at Federal statutory tax rate	11,719	4,185	3,849
Effect of:
State taxes, net of federal benefit	1,280	918	(423)
Transaction & legal costs	615	543	860
Tax-exempt interest income, net	(715)	(861)	(77)
Bargain purchase gain	—	—	(5,371)
Change in estimate of deductible loan losses	(33,975)	—	—
Other, net	(466)	(351)	121

Total income tax expense (benefit)	$(21,542)	$4,434	$(1,041)

The details of the net deferred tax asset as of December 31, 2012 and 2011 are as follows:

	2012	2011
Loan basis difference	$102,700	$103,660
Net operating loss and AMT carryforward	45,533	42,856
OREO basis difference	29,384	13,146
Allowance for loan losses	22,304	13,524
Stock based compensation	10,703	3,242
CD premium	10,664	10,567
Other	—	1,619

Total gross deferred tax assets	$221,288	$188,614

FDIC indemnification assets	(19,233)	(27,576)
Borrowings	(12,935)	(15,892)
Net unrealized gains on securities available for sale	(5,833)	(5,099)
Other	(130)	—

Total gross deferred tax liabilities	$(38,131)	$(48,567)

Net temporary differences	183,157	140,047
Valuation allowance	—	—

Net deferred tax asset	$183,157	$140,047

A valuation allowance related to deferred tax assets is required when it is considered more likely than not that all or part of the benefit related to such assets will not be realized. In assessing the need for a valuation allowance, management considered various factors including projections of future operating results as well as the significant cumulative losses incurred by the operations acquired in recent years. These factors represent the most significant positive and negative evidence that management considered in concluding that no valuation allowance was necessary at December 31, 2012 and 2011.

During the year ended December 31, 2012, the Company recorded $33,975 in additional deferred tax assets resulting from improvements in forecasted tax deductible credit losses from acquired loans from TIBB, CBKN and GRNB. At each respective acquisition date, the Company records an estimate of deferred tax assets expected to be realized in connection with differences between the book and tax bases of assets and liabilities acquired. Such estimates include assumptions of expected realization of deductible credit losses associated with the acquired loan portfolio. These estimates are based on facts and circumstances existing at each respective acquisition date. According to Section 1374 of the Internal Revenue Code of 1986, bad debt deductions arising from debts owed at the beginning of the recognition period are not limited as built-in-losses under Section 382, if the deduction is properly taken into account after the first twelve months of the recognition period. As the actual credit losses resulting from acquired loans which qualified as bad debt deductions limited by Section 382 were lower than previously estimated consistent with our 2011 tax returns filed during the third quarter of 2012, the Company increased its deferred tax assets.

At December 31, 2012, the Company had $98,229 of Federal and state net operating loss carryforwards which begin to expire after 2029 if unused and are subject to an annual limitation of $10,888.

The Company and its subsidiaries are subject to U.S. federal income tax, as well as income tax of the states of Florida, South Carolina, North Carolina, Tennessee, and Virginia.

At December 31, 2012, 2011 and 2010, the Company had no amounts recorded for uncertain tax positions and does not expect the amount to change significantly during the next twelve months.